Accounting Principles - Schedule of Sensitivity of Derivative Fair Value to Expected Life of Derivative (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sensitivity of derivative fair value to expected life period	-1 month
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sensitivity of derivative fair value to expected life period	+1 month